Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 260,209	$ 871,312	$ 246,755
Accounts receivable	301,390	227,803	333,090
Prepaid expenses	206,348	215,216	177,829
Total current assets	767,947	1,314,331	757,674
Property and equipment, net	8,156	7,583	14,412
Right-to-use asset, net	128,617
Software development cost, net	850,856	878,815	1,026,548
Investments	5,000	5,000	5,000
Security deposits	22,698	22,698	22,698
Total assets	1,783,274	2,228,427	1,826,332
Current liabilities:
Accounts payable and accrued expenses	285,593	160,484	155,366
Accounts payable & accrued expenses – related party		144,639
Due to director	10,000	15,000
Due to related parties	52,726	43,293
Deferred Revenue	310,840	481,886	442,831
Lease liability – short term	53,484
Total current liabilities	712,643	830,302	2,101,594
Long term liabilities:
Lease liability – long term	75,134
Deferred Revenue	164,055	229,682
Total liabilities	951,832	1,059,984	2,101,594
Commitments and contingencies (see Note 12)
Stockholders' Equity (Deficit):
Common stock	550	550	372
Additional paid-in capital	13,294,455	12,135,080	7,595,056
Accumulated deficit	(12,463,563)	(10,967,187)	(7,970,693)
Total stockholders' equity	831,442	1,168,443	(275,262)
Total liabilities and stockholders' equity	1,783,274	2,228,427	1,826,332
Series A Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock			1
Series A-1 Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock			2
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock